Shareholder Report, Average Annual Return (Details) 74200165800_Putnam Sustainable Leaders Fund_Class C_TSR Annual {Class C}		12 Months Ended	60 Months Ended	120 Months Ended
		Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		12.78%	7.57%	14.54%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		13.75%	7.57%	14.54%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		22.82%	12.31%	15.06%
Putnam Sustainable Leaders Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam Sustainable Leaders Linked Benchmark
Average Annual Return, Percent	[1]	22.32%	13.41%	16.68%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		22.32%	13.41%	15.51%

[1]
†	The Putnam Sustainable Leaders Linked Benchmark represents the performance of the Russell 3000 Growth Index through July 31, 2019, and the performance of the S&P 500 Index thereafter.